Quarterly Report
May 31, 2020
MFS®  Mid Cap Growth Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 1.0%
L3Harris Technologies, Inc.	479,148	$95,566,069
Automotive – 1.8%
Copart, Inc. (a)	1,946,144	$173,965,812
Biotechnology – 1.8%
Adaptive Biotechnologies Corp. (a)	1,072,189	$41,493,714
Alnylam Pharmaceuticals, Inc. (a)	287,126	38,839,534
Exelixis, Inc. (a)	1,507,932	37,261,000
Seattle Genetics, Inc. (a)	322,003	50,622,092
		$168,216,340
Brokerage & Asset Managers – 4.9%
Apollo Global Management, Inc.	1,137,032	$54,122,723
IHS Markit Ltd.	2,470,554	171,604,681
NASDAQ, Inc.	1,529,812	181,221,529
Tradeweb Markets, Inc.	961,136	63,396,531
		$470,345,464
Business Services – 16.6%
Clarivate Analytics PLC (a)	7,620,049	$174,422,922
CoStar Group, Inc. (a)	200,989	132,009,575
Equifax, Inc.	423,761	65,072,739
Fidelity National Information Services, Inc.	1,361,564	189,025,930
Fiserv, Inc. (a)	1,392,188	148,643,913
Global Payments, Inc.	1,739,443	312,212,624
MSCI, Inc.	632,974	208,153,500
Tyler Technologies, Inc. (a)	364,394	136,760,712
Verisk Analytics, Inc., “A”	1,257,642	217,169,620
		$1,583,471,535
Cable TV – 0.9%
Altice USA, Inc., “A” (a)	3,241,847	$83,380,305
Computer Software – 10.2%
Autodesk, Inc. (a)	873,776	$183,824,995
Black Knight, Inc. (a)	1,721,249	132,501,748
Cadence Design Systems, Inc. (a)	2,849,645	260,144,092
Coupa Software, Inc. (a)	292,314	66,504,358
DocuSign, Inc. (a)	373,509	52,194,148
Everbridge, Inc. (a)	446,250	65,268,525
Livongo Health, Inc. (a)(l)	290,642	17,418,175
Okta, Inc. (a)	350,968	68,642,321
Paylocity Holding Corp. (a)	243,844	31,700,939
RingCentral, Inc. (a)	230,095	63,103,554
Synopsys, Inc. (a)	172,501	31,207,156
		$972,510,011
Computer Software - Systems – 9.0%
Constellation Software, Inc.	91,359	$103,852,062
Guidewire Software, Inc. (a)	770,128	78,999,730
NICE Systems Ltd., ADR (a)	788,754	146,818,669
ServiceNow, Inc. (a)	440,177	170,757,864
Square, Inc., “A” (a)	710,179	57,581,313
SS&C Technologies Holdings, Inc.	1,292,840	74,848,972
TransUnion	1,759,994	151,869,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Wix.com Ltd. (a)	315,214	$70,081,529
		$854,810,021
Construction – 2.8%
Lennox International, Inc.	384,093	$82,134,447
Pool Corp.	287,525	77,349,976
Vulcan Materials Co.	1,020,079	110,494,957
		$269,979,380
Consumer Products – 1.1%
Scotts Miracle-Gro Co.	740,797	$105,615,428
Consumer Services – 2.6%
Bright Horizons Family Solutions, Inc. (a)	1,884,512	$210,839,203
Peloton Interactive, Inc., “A” (a)	886,649	37,407,721
		$248,246,924
Electrical Equipment – 2.8%
AMETEK, Inc.	1,852,125	$169,858,384
Amphenol Corp., “A”	669,119	64,610,131
Littlefuse, Inc.	206,156	33,498,288
		$267,966,803
Electronics – 2.5%
Entegris, Inc.	331,120	$19,827,466
Monolithic Power Systems, Inc.	861,496	180,698,786
Silicon Laboratories, Inc. (a)	420,978	39,428,799
		$239,955,051
Food & Beverages – 0.6%
Chr. Hansen Holding A.S.	616,002	$59,757,978
Gaming & Lodging – 0.3%
Vail Resorts, Inc.	144,598	$28,678,121
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	446,158	$43,665,484
Five Below, Inc. (a)	216,319	22,637,783
		$66,303,267
Insurance – 1.7%
Arthur J. Gallagher & Co.	1,707,526	$160,985,551
Internet – 1.9%
IAC/InterActiveCorp (a)	424,443	$114,756,654
Match Group, Inc. (a)(l)	691,374	61,559,941
		$176,316,595
Leisure & Toys – 2.7%
Electronic Arts, Inc. (a)	472,887	$58,108,355
Take-Two Interactive Software, Inc. (a)	1,434,936	195,395,235
		$253,503,590
Machinery & Tools – 1.9%
IDEX Corp.	117,852	$18,782,073
Roper Technologies, Inc.	406,229	159,972,980
		$178,755,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.3%
Charles River Laboratories International, Inc. (a)	419,770	$75,415,878
Guardant Health, Inc. (a)	466,307	42,149,490
ICON PLC (a)	782,851	131,871,251
IDEXX Laboratories, Inc. (a)	156,284	48,273,002
PRA Health Sciences, Inc. (a)	195,354	20,219,139
		$317,928,760
Medical Equipment – 12.4%
Agilent Technologies, Inc.	549,467	$48,430,021
Align Technology, Inc. (a)	69,962	17,184,066
Bio-Techne Corp.	577,440	152,906,112
Cooper Cos., Inc.	203,564	64,525,717
DexCom, Inc. (a)	279,002	105,549,247
Masimo Corp. (a)	830,557	199,491,486
Mettler-Toledo International, Inc. (a)	54,714	43,497,630
PerkinElmer, Inc.	2,129,371	213,937,904
QIAGEN N.V. (a)	865,493	37,899,939
STERIS PLC	1,225,263	203,258,879
West Pharmaceutical Services, Inc.	418,619	90,438,449
		$1,177,119,450
Network & Telecom – 1.0%
CoreSite Realty Corp.	730,984	$91,241,423
Other Banks & Diversified Financials – 0.4%
First Republic Bank	386,072	$41,761,408
Printing & Publishing – 1.4%
Wolters Kluwer N.V.	1,677,056	$134,002,822
Railroad & Shipping – 1.0%
Kansas City Southern Co.	629,103	$94,692,583
Real Estate – 0.5%
Extra Space Storage, Inc., REIT	516,217	$49,943,995
Restaurants – 3.1%
Chipotle Mexican Grill, Inc., “A” (a)	145,574	$146,143,194
Domino's Pizza, Inc.	215,295	83,069,423
Dunkin Brands Group, Inc.	969,210	61,903,443
		$291,116,060
Specialty Stores – 4.9%
Burlington Stores, Inc. (a)	454,987	$95,397,124
Chewy, Inc., “A” (a)	1,102,379	48,989,723
Lululemon Athletica, Inc. (a)	439,391	131,859,042
O'Reilly Automotive, Inc. (a)	230,286	96,084,531
Tractor Supply Co.	744,349	90,825,465
		$463,155,885
Telecommunications - Wireless – 2.2%
SBA Communications Corp., REIT	681,176	$213,977,817
Total Common Stocks		$9,333,269,501
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 0.19% (v)	282,764,541	$282,792,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund, 0.17% (j)	33,932,993	$33,932,993

Other Assets, Less Liabilities – (1.4)%		(130,392,007)
Net Assets – 100.0%		$9,519,603,304
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $282,792,817 and $9,367,202,494, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$8,474,562,329	$—	$—	$8,474,562,329
Israel	216,900,198	—	—	216,900,198
United Kingdom	174,422,922	—	—	174,422,922
Netherlands	—	134,002,822	—	134,002,822
Ireland	131,871,251	—	—	131,871,251
Canada	103,852,062	—	—	103,852,062
Denmark	—	59,757,978	—	59,757,978
Germany	37,899,939	—	—	37,899,939
Mutual Funds	316,725,810	—	—	316,725,810
Total	$9,456,234,511	$193,760,800	$—	$9,649,995,311
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$154,554,360	$2,075,664,520	$1,947,379,305	$(40,112)	$(6,646)	$282,792,817
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,919,128	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.